EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 16, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Postemployment Benefits [Abstract]
Reduction of plan liability	$ 527
Amortization period of retirement benefits payable				4 years 6 months
Benefits modification amortization		$ 30	$ 30	$ 60	$ 60